Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 29, 2011
MULTI CAP GROWTH TRUST (Prospectus Summary): | MULTI CAP GROWTH TRUST
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MULTI CAP GROWTH PORTFOLIO
Supplement Text	ck0000716716_SupplementTextBlock

Morgan Stanley

October 4, 2011

Supplement

SUPPLEMENT DATED OCTOBER 4, 2011 TO THE PROSPECTUSES OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE MULTI CAP GROWTH PORTFOLIO
(the "Portfolio")
CLASS X and CLASS Y
Dated April 29, 2011

Investment Strategy, Heading	rr_StrategyHeading	The second sentence of the third paragraph under the section entitled "Portfolio Summary — Principal Investment Strategies" is deleted and replaced with the following:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, structured investments and other related instruments and techniques.
SupplementClosingTextBlock	ck0000716716_Supplementclosingtextblock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.